Loans from Third Parties - Current (Details) - USD ($)	May 06, 2024	May 26, 2023
Working Capital Loan [Member] | Honghe County Yisa Hengtong Decoration Company [Member]
Loans from Third Parties - Current [Line Items]
Borrowing amount		$ 112,678
Working capital loan term		2 years
Annual interest rate		1.00%
Due date	May 05, 2025
Honghe County Yisa Hengtong Decoration [Member]
Loans from Third Parties - Current [Line Items]
Borrowing amount	$ 109,600